UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22400
Oppenheimer Emerging Markets Debt Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: May 31
Date of reporting period: 11/30/2011

Item 1. Reports to Stockholders.

November 30, 2011

Oppenheimer

Emerging Markets Debt Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Geographical Holdings

Brazil	15.9%
Mexico	12.5
South Africa	11.8
Indonesia	9.9
Russia	9.5
Turkey	5.9
Poland	5.2
Colombia	4.6
Hungary	3.6
Peru	3.1
Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2011, and are based on the total market value of investments.

Credit Allocation	NRSRO Only Total
AAA	0.8%
AA	0.7
A	32.1
BBB	38.7
BB	20.2
B	7.3
Unrated	0.2

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of November 30, 2011, and are subject to change. Except for securities labeled “Unrated,” and except for certain securities issued or guaranteed by a foreign sovereign or supranational entity, all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a sovereign entity are assigned a credit rating equal to the highest NRSRO rating assigned to that sovereign entity. U.S. Government “Treasury” and “Agency” securities are included in the AAA category. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus for further information. Additional information can be found in the Fund’s Statement of Additional Information.
7 | OPPENHEIMER EMERGING MARKETS DEBT FUND

TOP HOLDINGS AND ALLOCATIONS
Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2011, and are based on the total market value of investments.
8 | OPPENHEIMER EMERGING MARKETS DEBT FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 6/30/10. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class C shares of the Fund were first publicly offered on 6/30/10. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1%. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 6/30/10. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1%. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 6/30/10. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9 | OPPENHEIMER EMERGING MARKETS DEBT FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | OPPENHEIMER EMERGING MARKETS DEBT FUND

			Expenses
	Beginning	Ending	Paid During
	Account Value	Account Value	6 Months Ended
Actual	June 1, 2011	November 30, 2011	November 30, 2011

Class A	$1,000.00	$943.50	$5.86
Class C	1,000.00	940.90	9.63
Class N	1,000.00	943.20	7.34
Class Y	1,000.00	945.10	4.55

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.05	6.09
Class C	1,000.00	1,015.19	10.00
Class N	1,000.00	1,017.55	7.61
Class Y	1,000.00	1,020.41	4.72
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended November 30, 2011 are as follows:

Class	Expense Ratios

Class A	1.20%
Class C	1.97
Class N	1.50
Class Y	0.93
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF INVESTMENTS November 30, 2011 / Unaudited

	Principal
	Amount		Value
U.S. Government Obligations—0.3%
U.S. Treasury Bills, 0.035%, 3/8/12[1] (Cost $209,980)	$210,000		$209,995
Foreign Government Obligations—62.1%
Argentina—1.1%
Argentina (Republic of) Bonds:
2.50%, 12/31/38[2]	90,000		30,870
7%, 10/3/15	365,000		317,084
8.28%, 12/31/33	197,592		144,242
Argentina (Republic of) Sr. Unsec. Bonds, Series X, 7%, 4/17/17	155,000		121,124
Provincia de Buenos Aires Sr. Unsec. Unsub. Nts., 10.875%, 1/26/21[3]	70,000		50,400

			663,720

Brazil—12.7%
Brazil (Federal Republic of) Nota Do Tesouro Nacional Nts.:
9.762%, 1/1/17[4]	8,946,000	BRR	4,787,261
9.762%, 1/1/21[4]	3,314,000	BRR	1,722,837
12.322%, 5/15/45[4]	385,000	BRR	478,794
Series NTNB, 12.32%, 5/15/15[4]	710,000	BRR	849,911

			7,838,803

Colombia—0.7%
Colombia (Republic of) Bonds, 4.375%, 7/12/21	95,000		99,988
Colombia (Republic of) Sr. Unsec. Bonds, 6.125%, 1/18/41	280,000		333,900

			433,888

Dominican Republic—0.3%
Dominican Republic Bonds, 7.50%, 5/6/21[3]	155,000		156,163
Ghana—0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17[3]	55,000		61,188
Hungary—3.5%
Hungary (Republic of) Bonds:
Series 12/B, 7.25%, 6/12/12 1	140,000,000	HUF	615,120
Series 19/A, 6.50%, 6/24/19	77,000,000	HUF	298,169
Series 20/A, 7.50%, 11/12/20	97,000,000	HUF	395,852
Hungary (Republic of) Sr. Unsec. Bonds:
4.50%, 1/29/14	110,000	EUR	134,283
7.625%, 3/29/41	65,000		60,450
Hungary (Republic of) Sr. Unsec. Nts., 5.75%, 6/11/18	35,000	EUR	39,326
Hungary (Republic of) Sr. Unsec. Unsub. Nts., 6.375%, 3/29/21	240,000		223,200
Hungary (Republic of) Treasury Bills:
6.088%, 1/11/12[5]	32,000,000	HUF	140,469
6.089%, 3/7/12[5]	32,000,000	HUF	138,595
6.135%, 2/1/12[5]	32,000,000	HUF	139,530

			2,184,994
12 | OPPENHEIMER EMERGING MARKETS DEBT FUND

	Principal
	Amount		Value
Indonesia—1.5%
Indonesia (Republic of) Nts., 6.875%, 1/17/18[3]	$240,000		$281,400
Indonesia (Republic of) Sr. Unsec. Bonds, 4.875%, 5/5/21[3]	45,000		47,081
Indonesia (Republic of) Sr. Unsec. Nts., 7.75%, 1/17/38[3]	215,000		289,713
Indonesia (Republic of) Sr. Unsec. Unsub. Bonds, 6.625% 2/17/37[3]	110,000		133,100
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35[3]	100,000		143,500

			894,794

Israel—1.7%
Israel (State of) Bonds, Series 0312, 4%, 3/30/12	4,000,000	ILS	1,068,716
Ivory Coast—0.0%
Ivory Coast (Republic of) Sr. Unsec. Bonds, 2.50%, 12/31/32[3,6]	15,000		7,725
Malaysia—1.4%
Malaysia (Government of) Sr. Unsec. Bonds, Series 0309, 2.711%, 2/14/12	2,430,000	MYR	764,135
Wakala Global Sukuk Bhd Bonds, 4.646%, 7/6/21[3]	95,000		100,202

			864,337

Mexico—10.7%
United Mexican States Bonds:
5.625%, 1/15/17	35,000		39,778
Series M, 6.50%, 6/10/21[2]	25,940,000	MXN	1,937,399
Series M20, 7.50%, 6/3/27[2]	15,500,000	MXN	1,186,740
Series M10, 8%, 12/17/15	7,850,000	MXN	636,766
Series M20, 8.50%, 5/31/29[2]	7,490,000	MXN	619,272
Series M20, 10%, 12/5/24[2]	21,720,000	MXN	2,079,480
United Mexican States Sr. Nts., 5.75%, 10/12/2110	80,000		82,200

			6,581,635

Panama—0.7%
Panama (Republic of) Bonds, 7.25%, 3/15/15	250,000		289,750
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26	100,000		129,500

			419,250

Peru—3.0%
Peru (Republic of) Bonds, 7.35%, 7/21/25	445,000		578,500
Peru (Republic of) Sr. Unsec. Nts., 7.84%, 8/12/20[3]	2,760,000	PEN	1,170,228
Peru (Republic of) Sr. Unsec. Unsub. Bonds, 5.625%, 11/18/50	80,000		84,720

			1,833,448

Philippines—0.2%
Philippines (Republic of the) Sr. Unsec. Unsub. Bonds, 6.375%, 10/23/34	125,000		149,531
Poland—5.1%
Poland (Republic of) Bonds:
5.25%, 10/25/20	2,110,000	PLZ	601,722
Series 0416, 5%, 4/25/16	7,510,000	PLZ	2,235,730
13 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value
Poland Continued
Poland (Republic of) Sr. Unsec. Nts.:
5%, 3/23/22	$90,000		$87,638
5.125%, 4/21/21	130,000		129,025
6.375%, 7/15/19	70,000		75,950

			3,130,065

Qatar—0.4%
Qatar (State of) Sr. Nts., 5.25%, 1/20/20[3]	140,000		151,025
Qatar (State of) Sr. Unsec. Nts.:
5.75%, 1/20/42[3,7]	65,000		65,325
6.40%, 1/20/40[3]	40,000		45,400

			261,750

Russia—0.1%
Russian Federation Bonds, 5%, 4/29/20[3]	55,000		56,980
South Africa—9.7%
South Africa (Republic of) Bonds:
5.50%, 3/9/20	170,000		187,000
Series R209, 6.25%, 3/31/36	7,640,000	ZAR	692,649
Series R208, 6.75%, 3/31/21	9,730,000	ZAR	1,113,677
Series R213, 7%, 2/28/31	9,075,000	ZAR	907,192
Series R207, 7.25%, 1/15/20	12,490,000	ZAR	1,482,163
Series R186, 10.50%, 12/21/26	11,160,000	ZAR	1,610,093

			5,992,774

Sri Lanka—0.2%
Sri Lanka (Democratic Socialist Republic of) Sr. Unsec. Nts.:
6.25%, 10/4/20[3]	30,000		30,000
6.25% 7/27/21[3]	115,000		116,316

			146,316

Turkey—5.7%
Turkey (Republic of) Bonds:
6.875%, 3/17/36	145,000		155,513
7%, 3/11/19	100,000		111,250
8.25%, 2/20/13[5]	2,845,000	TRY	1,380,711
10.175%, 4/25/12[5]	2,000,000	TRY	1,053,222
10.50%, 1/15/20[2]	100,000	TRY	56,951
11%, 8/6/14	595,000	TRY	331,638
14.689%, 8/14/13[2,4]	105,000	TRY	83,215
Turkey (Republic of) Nts., 7.50%, 7/14/17	100,000		113,000
Turkey (Republic of) Unsec. Nts.:
5.125%, 3/25/22	70,000		67,725
6%, 1/14/41	135,000		129,600

			3,482,825
14 | OPPENHEIMER EMERGING MARKETS DEBT FUND

	Principal
	Amount	Value
Ukraine—0.8%
City of Kyiv Via Kyiv Finance plc Sr. Unsec. Bonds, 9.375%, 7/11/16[3]	$45,000	$35,325
Financing of Infrastructural Projects State Enterprise Gtd. Nts.,
8.375%, 11/3/17[3]	60,000	51,600
Ukraine (Republic of) Bonds, 7.75%, 9/23/20[3]	150,000	130,125
Ukraine (Republic of) Sr. Unsec. Nts.:
6.25%, 6/17/16[3]	110,000	96,250
6.75%, 11/14/17[3]	95,000	81,172
7.95%, 2/23/21[3]	110,000	96,800

		491,272

Uruguay—0.9%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36	145,000	194,590
Uruguay (Oriental Republic of) Sr. Nts., 6.875%, 9/28/25	100,000	128,100
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22	170,000	226,950

		549,640

Venezuela—1.6%
Venezuela (Republic of) Bonds:
9%, 5/7/23	335,000	228,638
11.95%, 8/5/31	165,000	132,000
13.625%, 8/15/18	155,000	149,575
Venezuela (Republic of) Nts.:
8.25%, 10/13/24	40,000	25,400
8.50%, 10/8/14	110,000	101,750
Venezuela (Republic of) Sr. Unsec. Unsub. Nts.:
7.75%, 10/13/19	105,000	72,975
12.75%, 8/23/22	10,000	8,800
Venezuela (Republic of) Unsec. Bonds:
7%, 3/31/38	190,000	106,875
7.65%, 4/21/25	225,000	138,375

		964,388

Total Foreign Government Obligations (Cost $41,228,969)		38,234,202

Corporate Bonds and Notes—19.6%
Consumer Discretionary—0.2%
Hotels, Restaurants & Leisure—0.2%
Grupo Posadas SAB de CV, 9.25% Sr. Unsec. Nts., 1/15/15[3]	105,000	92,925
Consumer Staples—0.4%
Food & Staples Retailing—0.2%
Cencosud SA, 5.50% Sr. Unsec. Nts., 1/20/21[3]	95,000	96,967
Food Products—0.2%
MHP SA, 10.25% Sr. Unsec. Nts., 4/29/15[3]	145,000	131,950
15 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value
Energy—5.1%
Oil, Gas & Consumable Fuels—5.1%
Afren plc, 11.50% Sr. Sec. Nts., 2/1/16[3]	$70,000	$67,900
Alliance Oil Co. Ltd., 9.875% Sr. Unsec. Nts., 3/11/15[3]	100,000	101,250
Empresa Nacional del Petroleo, 5.25% Unsec. Nts., 8/10/20[3]	25,000	26,167
Gaz Capital SA:
7.288% Sr. Sec. Nts., 8/16/37[3]	210,000	222,338
8.146% Sr. Sec. Nts., 4/11/18[3]	100,000	114,500
8.625% Sr. Sec. Nts., 4/28/34[3]	100,000	121,250
9.25% Sr. Unsec. Unsub. Nts., 4/23/19[3]	210,000	256,200
KazMunayGaz National Co., 6.375% Sr. Unsec. Bonds, 4/9/21[3]	95,000	98,325
KMG Finance Sub BV:
7% Sr. Unsec. Bonds, 5/5/20[3]	100,000	107,995
9.125% Sr. Unsec. Unsub. Nts., 7/2/18[3]	120,000	143,400
Lukoil International Finance BV:
6.125% Sr. Unsec. Nts., 11/9/20[3]	120,000	120,000
6.656% Sr. Unsec. Unsub. Bonds, 6/7/22[3]	55,000	57,063
7.25% Sr. Unsec. Unsub. Nts., 11/5/19[3]	120,000	128,700
Nak Naftogaz Ukraine, 9.50% Unsec. Nts., 9/30/14	165,000	153,450
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35% Sr. Sec. Nts., 6/30/21[3]	40,000	41,300
Pemex Project Funding Master Trust:
6.625% Sr. Unsec. Unsub. Nts., 6/15/38	15,000	16,650
6.625% Unsec. Unsub. Bonds, 6/15/35	215,000	238,650
Pertamina PT (Persero):
5.25% Nts., 5/23/21[3]	100,000	100,250
6.50% Sr. Unsec. Nts., 5/27/41[3]	45,000	45,450
Petrobras International Finance Co., 5.75% Sr. Unsec. Unsub. Nts., 1/20/20	65,000	67,752
Petroleos de Venezuela SA:
12.75% Sr. Unsec. Nts., 2/17/22[3]	125,000	102,188
4.90% Sr. Unsec. Nts., Series 2014, 10/28/14	145,000	112,013
8.50% Sr. Nts., 11/2/17[3]	145,000	108,750
Petroleos Mexicanos:
5.50% Sr. Unsec. Unsub. Nts., 1/21/21	85,000	90,738
6% Sr. Unsec. Unsub. Nts., 3/5/20	115,000	127,075
Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr. Unsec. Nts., 8/14/19[3]	100,000	118,500
PT Adaro Indonesia, 7.625% Nts., 10/22/19[3]	200,000	213,000
Tengizchevroil LLP, 6.124% Nts., 11/15/14[3]	42,909	44,250

		3,145,104

Financials—4.5%
Capital Markets—0.1%
Credit Suisse First Boston International, 6.80% Export-Import
Bank of Ukraine Nts., 10/4/12	35,000	34,633
Korea Development Bank, 3.875% Sr. Unsec. Nts., 5/4/17	65,000	63,636

		98,269
16 | OPPENHEIMER EMERGING MARKETS DEBT FUND

	Principal
	Amount	Value
Commercial Banks—4.2%
Akbank TAS, 5.125% Sr. Unsec. Nts., 7/22/15[3]	$55,000	$53,295
Alfa Bank/Alfa Bond Issuance plc, 7.875% Nts., 9/25/17[3]	140,000	132,300
Banco BMG SA:
9.15% Nts., 1/15/16[3]	100,000	98,500
9.95% Unsec. Unsub. Nts., 11/5/19[3]	100,000	94,000
Banco de Credito del Peru, 5.375% Sr. Nts., 9/16/20[3]	40,000	39,300
Banco Do Brasil SA:
5.875% Unsec. Sub. Nts., 1/26/22[3]	40,000	39,800
8.50% Jr. Sub. Perpetual Bonds[3,8]	100,000	116,500
Banco PanAmericano SA, 8.50% Sr. Unsec. Sub. Nts., 4/23/20[3]	100,000	105,000
Banco Votorantim SA, 5.25% Sr. Unsec. Unsub. Nts., 2/11/16[3]	35,000	35,263
Bancolombia SA, 4.25% Sr. Unsec. Unsub. Nts., 1/12/16	60,000	60,150
BOM Capital plc, 6.699% Sr. Unsec. Nts., 3/11/15[3]	340,000	336,600
Halyk Savings Bank of Kazakhstan JSC:
7.25% Unsec. Unsub. Nts., 5/3/17[3]	100,000	99,000
9.25% Sr. Nts., 10/16/13[3]	350,000	371,875
ICICI Bank Ltd.:
5.50% Sr. Unsec. Nts., 3/25/15[3]	200,000	203,355
6.375% Bonds, 4/30/22[2,3]	200,000	180,000
Privatbank CJSC/UK SPV Credit Finance plc, 8% Sr. Sec. Nts., 2/6/12[3]	100,000	98,750
Sberbank of Russia Via SB Capital SA, 5.40% Sr. Unsec. Nts., 3/24/17	130,000	130,560
Turkiye Is Bankasi (Isbank), 5.10% Sr. Unsec. Nts., 2/1/16[3]	55,000	53,213
VEB Finance Ltd., 6.902% Sr. Unsec. Unsub. Nts., 7/9/20[3]	170,000	177,157
VTB Capital SA:
6.315% Nts., 2/22/18[3]	65,000	62,085
6.465% Sr. Sec. Unsub. Nts., 3/4/15[3]	80,000	81,000

		2,567,703

Diversified Financial Services—0.1%
Korea Development Bank (The), 4% Sr. Unsec. Unsub. Nts., 9/9/16	60,000	60,774
Thrifts & Mortgage Finance—0.1%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16[3]	40,000	36,400
Industrials—0.2%
Construction & Engineering—0.2%
Odebrecht Finance Ltd., 7% Sr. Unsec. Nts., 4/21/20[3]	100,000	107,250
Road & Rail—0.0%
Kazakhstan Temir Zholy Finance BV, 6.375% Sr. Unsec. Nts., 10/6/20[3]	20,000	20,900
Materials—2.2%
Chemicals—0.2%
Braskem America Finance Co., 7.125% Sr. Unsec. Nts., 7/22/41[3]	30,000	29,025
Braskem Finance Ltd., 5.75% Sr. Unsec. Nts., 4/15/21[3]	105,000	104,475

		133,500
17 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value
Construction Materials—0.3%
CEMEX Espana SA, 9.25% Sr. Sec. Nts., 5/12/20[3]	$100,000		$69,000
CEMEX Finance LLC, 9.50% Sr. Sec. Bonds, 12/14/16[3]	100,000		80,750
CEMEX SAB de CV, 9% Sr. Sec. Nts., 1/11/18[3]	90,000		65,700

			215,450
Metals & Mining—1.7%
Alrosa Finance SA, 7.75% Nts., 11/3/20[3]	60,000		60,000
Consolidated Minerals Ltd., 8.875% Sr. Sec. Nts., 5/1/16[3]	55,000		47,025
Ferrexpo Finance plc, 7.875% Sr. Unsec. Bonds, 4/7/16[3]	290,000		261,000
JSC Severstal, 6.70% Nts., 10/25/17[3]	160,000		149,800
Metinvest BV, 8.75% Sr. Unsec. Unsub. Nts., 2/14/18[3]	70,000		60,900
Vedanta Resources plc:
8.25% Sr. Unsec. Nts., 6/7/21[3]	110,000		89,650
9.50% Sr. Unsec. Nts., 7/18/18[3]	405,000		364,500

			1,032,875

Telecommunication Services—1.9%
Diversified Telecommunication Services—0.9%
Axtel SAB de CV, 9% Sr. Unsec. Nts., 9/22/19[3]	95,000		71,725
Brasil Telecom SA, 9.75% Sr. Unsec. Nts., 9/15/16[3]	360,000	BRR	195,593
Telemar Norte Leste SA, 5.50% Sr. Unsec. Nts., 10/23/20[3]	319,000		314,215

			581,533
Wireless Telecommunication Services—1.0%
MTS International Funding Ltd., 8.625% Sr. Unsec. Nts., 6/22/20[3]	165,000		177,573
Vimpel Communications/VIP Finance Ireland Ltd. OJSC, 7.748% Nts., 2/2/21[3]	50,000		44,688
VimpelCom Holdings BV, 7.504% Sr. Unsec. Unsub. Nts., 3/1/22[3]	100,000		87,375
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18[3]	290,000		291,450

			601,086

Utilities—5.1%
Electric Utilities—3.9%
Centrais Eletricas Brasileiras SA:
5.75% Sr. Unsec. Unsub. Nts., 10/27/21[3]	180,000		186,840
6.875% Sr. Unsec. Unsub. Nts., 7/30/19[3]	135,000		153,900
Empresa Distribuidora y Comercializadora Norte SA, 9.75% Nts., 10/25/22[3]	85,000		69,700
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec. Nts., 7/29/19[3]	100,000		117,360
Eskom Holdings Ltd.:
10% Nts., Series ES23, 1/25/23	5,000,000	ZAR	686,293
5.75% Sr. Unsec. Bonds, 1/26/21[3]	120,000		123,150
7.85% Sr. Unsec. Unsub. Nts., Series ES26, 4/2/26	3,000,000	ZAR	344,471
18 | OPPENHEIMER EMERGING MARKETS DEBT FUND

	Principal
	Amount		Value
Electric Utilities Continued
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19[3]	$325,000		$335,226
Majapahit Holding BV:
7.75% Nts., 10/17/16[3]	120,000		133,650
8% Sr. Unsec. Nts., 8/7/19[3]	100,000		116,000
Perusahaan Listrik Negara PT, 5.50% Sr. Unsec. Nts., 1/22/21[3]	120,000		119,100

			2,385,690

Energy Traders—0.9%
Colbun SA, 6% Sr. Unsec. Nts., 1/21/20[3]	100,000		104,531
Comision Federal de Electricidad, 4.875% Sr. Nts., 5/26/21[3]	70,000		72,100
Power Sector Assets & Liabilities Management Corp.:
7.25% Sr. Gtd. Unsec. Nts., 5/27/19[3]	100,000		120,750
7.39% Sr. Gtd. Unsec. Nts., 12/2/24[3]	100,000		122,500
PT Cikarang Listindo/Listindo Capital BV, 9.25% Sr. Nts., 1/29/15[3]	100,000		105,479

			525,360

Gas Utilities—0.2%
Empresa de Energia de Bogota SA ESP, 6.125% Sr. Unsec. Unsub. Nts., 11/10/21[3]	45,000		46,125
TGI International Ltd., 9.50% Nts., 10/3/17[3]	100,000		109,375

			155,500

Water Utilities—0.1%
Cia de Saneamento Basico do Estado de Sao Paulo, 6.25% Sr. Unsec. Nts., 12/16/20[3]	55,000		56,788

Total Corporate Bonds and Notes (Cost $12,569,481)			12,046,024

Structured Securities—15.6%
Barclays Bank plc:
Indonesia (Republic of) Total Return Linked Bonds, 11%, 9/17/25	2,069,000,000	IDR	305,291
Indonesia (Republic of) Total Return Linked Bonds, Series 10, 10.50%, 8/19/30	1,211,000,000	IDR	171,536
Indonesia (Republic of) Total Return Linked Bonds, Series 15, 11%, 9/17/25	435,000,000	IDR	64,186
Indonesia (Republic of) Total Return Linked Bonds, Series 5, 11%, 9/17/25	1,600,000,000	IDR	236,088
Russian Federation Total Return Linked Bonds, 7.15%, 1/25/13[2]	4,880,000	RUR	159,879
Russian Federation Total Return Linked Bonds, 6.70%, 2/8/13[2]	5,000,000	RUR	162,955
Citigroup Funding, Inc.:
ALROSA Russia Corporate Bond Credit Linked Unsec. Nts., 8.25%, 6/25/15[2,9]	1,620,000	RUR	53,022
Indonesia (Republic of) Credit Linked Nts., Series 8, 8.25%, 7/19/21[3]	260,000,000	IDR	31,800
Russian Federation Credit Linked Bonds, 6.70%, 2/8/13[2,9]	3,350,000	RUR	109,087
Citigroup Global Markets Holdings, Inc.:
Adira Dinamika Multi Finance Credit Linked Nts., 6.75%, 1/5/12[9]	3,200,000,000	IDR	350,841
Colombia (Republic of) Credit Linked Nts., Series 2, 10%, 7/25/24	2,761,000,000	COP	1,679,182
Colombia (Republic of) Total Return Linked Bonds, Series 2, 11%, 7/27/20	180,000,000	COP	111,221
19 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value
Structured Securities Continued
Deutsche Bank AG:
Indonesia (Republic of) Credit Linked Nts., Series 4, 8.25%, 7/19/21	1,080,000,000	IDR	$132,091
JSC VTB Bank Credit Linked Nts., 12%, 6/19/12[2,9]	2,000,000	UAH	238,039
Russian Federation Credit Linked Bonds, 6.851%, 8/3/12[2,9]	36,000,000	RUR	1,177,558
HSBC Bank USA NA:
Indonesia (Republic of) Credit Linked Nts., Series 2, 8.25%, 7/15/21[3]	1,590,000,000	IDR	194,467
Indonesia (Republic of) Credit Linked Nts., Series 2, 9.50%, 7/15/31[3]	1,318,000,000	IDR	172,224
JPMorgan Chase & Co.:
Colombia (Republic of) Credit Linked Nts., 11%, 7/28/20[9]	265,000,000	COP	163,759
Colombia (Republic of) Credit Linked Nts., Series 2, 11%, 7/28/20[9]	51,000,000	COP	31,516
Indonesia (Republic of) Credit Linked Bonds, 8.25%, 7/19/21[3]	670,000,000	IDR	81,945
Indonesia (Republic of) Credit Linked Bonds, Series 10, 8.25%, 7/19/21[3]	220,000,000	IDR	26,907
Indonesia (Republic of) Credit Linked Bonds, Series 11, 8.25%, 7/19/21[3]	830,000,000	IDR	101,514
Indonesia (Republic of) Credit Linked Bonds, Series 2, 10.50%, 8/19/30	470,000,000	IDR	66,575
Indonesia (Republic of) Credit Linked Bonds, Series 6, 8.25%, 7/19/21[3]	1,440,000,000	IDR	176,121
Indonesia (Republic of) Credit Linked Bonds, Series 7, 8.25%, 7/19/21[3]	1,070,000,000	IDR	130,868
Indonesia (Republic of) Credit Linked Bonds, Series 9, 8.25%, 7/19/21[3]	160,000,000	IDR	19,569
Indonesia (Republic of) Credit Linked Nts., Series 4, 11%, 9/17/25	1,660,000,000	IDR	244,941
JSC Gazprom Credit Linked Nts., Series 4, 13.12%, 6/28/12[2,9]	27,000,000	RUR	906,206
JPMorgan Chase Bank NA:
Indonesia (Republic of) Credit Linked Nts., Series 5, 9.50%, 7/17/31[3]	2,500,000,000	IDR	326,677
Russian Federation Credit Linked Bonds, 6.70%, 2/8/13[2,9]	3,350,000	RUR	108,989
Russian Federation Credit Linked Bonds, Series 2, 7.15%, 1/25/13[2,9]	4,120,000	RUR	134,778
Standard Bank Group Ltd.:
Ghana (Republic of) Credit Linked Bonds, 10.038%, 1/25/12[5,9]	205,000	GHS	121,264
Ghana (Republic of) Credit Linked Bonds, 10.268%, 12/7/11[5,9]	380,000	GHS	227,772
UBS AG:
Indonesia (Republic of) Total Return Linked Nts., 10.50%, 8/19/30	2,700,000,000	IDR	382,449
Indonesia (Republic of) Total Return Linked Nts., 8.25%, 7/19/21	3,540,000,000	IDR	432,965
Indonesia (Republic of) Total Return Linked Nts., Series 1, 9.50%, 7/17/31	1,690,000,000	IDR	220,834
Indonesia (Republic of) Total Return Linked Nts., Series 3, 8.25%, 7/19/21	1,470,000,000	IDR	179,791
Indonesia (Republic of) Total Return Linked Nts., Series 5, 8.25%, 7/19/21	1,225,000,000	IDR	149,825

Total Structured Securities (Cost $10,002,873)			9,584,732

	Expiration
	Date	Strike Price	Contracts
Options Purchased—0.1%
Indonesia Rupiah (IDR) Put[10]	1/27/12	$300.000	7,300,000,000	17,666
Indonesia Rupiah (IDR) Put[10]	1/27/12	300.000	3,700,000,000	8,954
Indonesia Rupiah (IDR) Put[10]	1/30/12	300.000	3,700,000,000	9,102
Mexican Nuevo Peso (MXN) Call[10]	1/18/12	12.950	7,740,000	3,734
Mexican Nuevo Peso (MXN) Call[10]	1/18/12	12.950	7,740,000	3,126

Total Options Purchased (Cost $63,993)				42,582
20 | OPPENHEIMER EMERGING MARKETS DEBT FUND

	Shares	Value
Investment Company—0.4%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%[11,12] (Cost $227,492)	227,492	$227,492
Total Investments, at Value (Cost $64,302,788)	98.1%	60,345,027
Other Assets Net of Liabilities	1.9	1,169,081

Net Assets	100.0%	$61,514,108

Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR	Brazilian Real
COP	Colombian Peso
EUR	Euro
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesia Rupiah
ILS	Israeli Shekel
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
PEN	Peruvian New Sol
PLZ	Polish Zloty
RUR	Russian Ruble
TRY	New Turkish Lira
UAH	Ukraine Hryvnia
ZAR	South African Rand
1. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $201,995. See Note 5 of the accompanying Notes.
2. Represents the current interest rate for a variable or increasing rate security.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $14,518,289 or 23.60% of the Fund’s net assets as of November 30, 2011.
4. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
5. Zero coupon bond reflects effective yield on the date of purchase.
6. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.
7. When-issued security or delayed delivery to be delivered and settled after November 30, 2011. See Note 1 of the accompanying Notes.
8. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.
9. Restricted security. The aggregate value of restricted securities as of November 30, 2011 was $3,622,831, which represents 5.89% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Date	Cost	Value	(Depreciation)
Citigroup Funding, Inc., ALROSA Russia Corporate
Bond Credit Linked Unsec. Nts., 8.25%, 6/25/15	3/1/11	$57,261	$53,022	$(4,239)
Citigroup Funding, Inc., Russian Federation Credit
Linked Bonds, 6.70%, 2/8/13	3/2/11	118,768	109,087	(9,681)
21 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

				Unrealized
	Acquisition			Appreciation
Security	Date	Cost	Value	(Depreciation)
Citigroup Global Markets Holdings, Inc., Adira Dinamika Multi Finance Credit Linked Nts., 6.75%, 1/5/12	6/17/11	$371,661	$350,841	$(20,820)
Deutsche Bank AG, JSC VTB Bank Credit Linked Nts., 12%, 6/19/12	6/30/11	252,707	238,039	(14,668)
Deutsche Bank AG, Russian Federation Credit Linked Bonds, 6.851%, 8/3/12	6/6/11	1,306,827	1,177,558	(129,269)
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Nts., 11%, 7/28/20	8/24/10	182,088	163,759	(18,329)
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Nts., Series 2, 11%, 7/28/20	10/6/10	35,507	31,516	(3,991)
JPMorgan Chase & Co., JSC Gazprom Credit Linked Nts., Series 4, 13.12%, 6/28/12	12/7/10	897,263	906,206	8,943
JPMorgan Chase Bank NA, Russian Federation Credit Linked Bonds, 6.70%, 2/8/13	3/1/11	117,288	108,989	(8,299)
JPMorgan Chase Bank NA, Russian Federation Credit Linked Bonds, Series 2, 7.15%, 1/25/13	2/28/11	144,349	134,778	(9,571)
Standard Bank Group Ltd., Ghana (Republic of) Credit Linked Bonds, 10.038%, 1/25/12	9/16/11	129,141	121,264	(7,877)
Standard Bank Group Ltd., Ghana (Republic of) Credit Linked Bonds, 10.268%, 12/7/11	9/5/11	247,988	227,772	(20,216)

		$3,860,848	$3,622,831	$(238,017)

10. Non-income producing security.
11. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	May 31, 2011	Additions	Reductions	November 30, 2011
Oppenheimer Institutional Money Market Fund, Cl. E	2,355,500	32,138,142	34,266,150	227,492

	Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E	$227,492	$1,918
12. Rate shown is the 7-day yield as of November 30, 2011.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
22 | OPPENHEIMER EMERGING MARKETS DEBT FUND

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of November 30, 2011 based on valuation input level:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Value
Assets Table
Investments, at Value:
U.S. Government Obligations	$—	$209,995	$—	$209,995
Foreign Government Obligations	—	38,234,202	—	38,234,202
Corporate Bonds and Notes	—	12,046,024	—	12,046,024
Structured Securities	—	9,584,732	—	9,584,732
Options Purchased	—	42,582	—	42,582
Investment Company	227,492	—	—	227,492

Total Investments, at Value	227,492	60,117,535	—	60,345,027
Other Financial Instruments:
Foreign currency exchange contracts	—	459,705	—	459,705
Futures margins	45,559	—	—	45,559
Appreciated swaps, at value	—	241,613	—	241,613

Total Assets	$273,051	$60,818,853	$—	$61,091,904

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(374,921)	$—	$(374,921)
Futures margins	(30)	—	—	(30)
Depreciated swaps, at value	—	(85,378)	—	(85,378)
Appreciated options written, at value	—	(14,948)	—	(14,948)
Depreciated options written, at value	—	(26,022)	—	(26,022)

Total Liabilities	$(30)	$(501,269)	$—	$(501,299)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
Brazil	$9,585,004	15.9%
Mexico	7,513,808	12.5
South Africa	7,146,688	11.8
Indonesia	5,962,950	9.9
Russia	5,721,343	9.5
Turkey	3,589,333	5.9
Poland	3,130,065	5.2
Colombia	2,752,576	4.6
Hungary	2,184,994	3.6
Peru	1,872,748	3.1
Ukraine	1,469,994	2.4
23 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

Geographic Holdings Continued	Value	Percent
Israel	$1,403,942	2.3%
Venezuela	1,287,339	2.1
Kazakhstan	885,745	1.5
Malaysia	864,337	1.4
India	837,505	1.4
Argentina	769,820	1.3
Uruguay	549,640	0.9
United States	437,487	0.7
Panama	419,250	0.7
Ghana	410,224	0.7
Philippines	392,781	0.7
Qatar	261,750	0.4
Chile	227,665	0.4
Dominican Republic	156,163	0.3
Sri Lanka	146,316	0.2
Korea, Republic of South	124,410	0.2
Trinidad & Tobago	118,500	0.2
Nigeria	67,900	0.1
Australia	47,025	0.1
Ivory Coast	7,725	0.0

Total	$60,345,027	100.0%

Foreign Currency Exchange Contracts as of November 30, 2011 are as follows:

		Contract
Counterparty/		Amount		Expiration		.Unrealized		Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation		Depreciation
Bank of America:
Chinese Renminbi
(Yuan) (CNY)	Buy	6,430	CNY	8/15/12-8/16/12	$1,010,864	$—		$14,802
Euro (EUR)	Buy	73	EUR	12/2/11-12/5/11	97,960	501		—
Euro (EUR)	Sell	70	EUR	1/23/12	94,110	—		456
Hungarian Forint (HUF)	Sell	208,000	HUF	1/11/12	913,626	8,155		—
Indonesia Rupiah (IDR)	Sell	8,273,000	IDR	12/19/11	906,167	2,579		4,741
Malaysian Ringgit (MYR)	Sell	1,305	MYR	12/20/11	410,064	—		2,072
New Turkish Lira (TRY)	Sell	2,240	TRY	12/23/11-4/25/12	1,191,936	40,757		1,846
Peruvian New Sol (PEN)	Sell	2,100	PEN	1/17/12	774,138	—		7,450
Singapore Dollar (SGD)	Buy	850	SGD	1/17/12	663,248	—		1,906
South African Rand (ZAR)	Sell	14,360	ZAR	2/15/12	1,749,384	35,509		—
South Korean Won (KRW)	Buy	1,150,000	KRW	1/25/12	1,002,745	15,776		—

							103,277		33,273

Barclay’s Capital:
Hungarian Forint (HUF)	Sell	72,000	HUF	1/11/12-2/1/12	315,915	18,082		—
New Turkish Lira (TRY)	Buy	430	TRY	12/23/11	233,932	4,977		—
Polish Zloty (PLZ)	Sell	490	PLZ	1/11/12	145,492	—		1,066
Russian Ruble (RUR)	Sell	88,865	RUR	1/11/12-2/2/12	2,867,984	—		77,887
South African Rand (ZAR)	Sell	14,215	ZAR	12/12/11	1,748,458	5,514		2,125

							28,573		81,078
24 | OPPENHEIMER EMERGING MARKETS DEBT FUND

Foreign Currency Exchange Contracts Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation
Citigroup:
Colombian Peso (COP)	Sell	1,377,000	COP	12/12/11	$705,186	$—	$2,024
Euro (EUR)	Buy	62	EUR	12/1/11	83,027	619	—
Euro (EUR)	Sell	60	EUR	1/23/12	80,666	—	590
Hungarian Forint (HUF)	Buy	190,000	HUF	1/11/12-6/12/12	824,868	5,419	26,081
Hungarian Forint (HUF)	Sell	66,000	HUF	1/11/12-3/7/12	289,017	7,839	4,211
Mexican Nuevo Peso (MXN)	Sell	14,900	MXN	1/11/12	1,088,864	7,070	4,527
South African Rand (ZAR)	Sell	1,270	ZAR	12/27/11	155,820	—	6,043

						20,947	43,476

Citigroup EM:
Brazilian Real (BRR)	Sell	555	BRR	1/4/12	304,387	—	1,522
Colombian Peso (COP)	Buy	268,000	COP	12/12/11	137,248	—	2,960
Hungarian Forint (HUF)	Sell	280,000	HUF	6/12/12	1,210,493	194,425	—
Mexican Nuevo Peso (MXN)	Sell	4,000	MXN	1/11/12	292,313	—	12,847

						194,425	17,329

Credit Suisse:
Malaysian Ringgit (MYR)	Buy	6,215	MYR	1/31/12	1,950,212	—	24,685
South African Rand (ZAR)	Sell	12,300	ZAR	1/11/12	1,505,760	1,150	—

						1,150	24,685

Deutsche Bank Capital Corp.:
Chinese Renminbi
(Yuan) (CNY)	Buy	4,140	CNY	1/6/12	649,109	3,685	1,395
Israeli Shekel (ILS)	Sell	4,160	ILS	3/30/12	1,104,858	7,099	—
Polish Zloty (PLZ)	Sell	2,020	PLZ	1/11/12	599,781	—	9,738
Singapore Dollar (SGD)	Sell	50	SGD	1/17/12	39,015	—	598

						10,784	11,731

Deutsche Bank EM:
Chinese Renminbi
(Yuan) (CNY)	Buy	3,160	CNY	9/28/12	497,079	1,315	—
Chinese Renminbi
(Yuan) (CNY)	Sell	4,140	CNY	1/6/12	649,109	—	1,560
Singapore Dollar (SGD)	Buy	510	SGD	1/17/12	397,949	—	2,711
South Korean Won (KRW)	Sell	72,000	KRW	1/25/12	62,781	—	1,316

						1,315	5,587

Goldman Sachs EM:
Brazilian Real (BRR)	Buy	1,500	BRR	4/3/12	810,005	—	61,581
Brazilian Real (BRR)	Sell	5,080	BRR	12/2/11-1/4/12	2,786,370	—	19,931
Chinese Renminbi
(Yuan) (CNY)	Buy	1,810	CNY	9/28/12	284,719	441	—
Mexican Nuevo Peso (MXN)	Buy	15,700	MXN	1/11/12	1,147,327	—	25,803
Mexican Nuevo Peso (MXN)	Sell	8,400	MXN	1/11/12	613,856	—	20,732
New Turkish Lira (TRY)	Buy	1,345	TRY	1/18/12	727,855	16,929	—
Polish Zloty (PLZ)	Sell	3,420	PLZ	1/11/12	1,015,471	12,667	—

						30,037	128,047
25 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation
Goldman Sachs & Co.:
Brazilian Real (BRR)	Buy	60	BRR	12/2/11	$33,179	$—	$1,246
Brazilian Real (BRR)	Sell	500	BRR	1/4/12	274,222	—	6,656
Hungarian Forint (HUF)	Buy	37,000	HUF	1/11/12	162,520	3,399	—
Hungarian Forint (HUF)	Sell	4,000	HUF	1/11/12	17,570	—	488
Mexican Nuevo Peso (MXN) Sell	Sell	20,460	MXN	1/11/12	1,495,179	3,728	—
New Turkish Lira (TRY)	Buy	910	TRY	1/18/12	492,452	—	3,891

						7,127	12,281

HSBC EM:
Chinese Renminbi
(Yuan) (CNY)	Buy	1,190	CNY	9/28/12	187,191	319	—
New Turkish Lira (TRY)	Buy	740	TRY	12/23/11	402,580	6,112	—

						6,431	—

JP Morgan Chase:
Chinese Renminbi
(Yuan) (CNY)	Sell	760	CNY	9/28/12	119,551	—	986
Indonesia Rupiah (IDR)	Buy	970,000	IDR	12/19/11	106,247	—	428
Malaysian Ringgit (MYR)	Buy	6,055	MYR	12/20/11	1,902,634	21,697	—

						21,697	1,414

JP Morgan EM:
Chinese Renminbi
(Yuan) (CNY)	Buy	3,940	CNY	9/28/12	619,776	1,446	—
Indonesia Rupiah (IDR)	Buy	1,176,000	IDR	12/19/11	128,811	—	3,028
Malaysian Ringgit (MYR)	Sell	3,815	MYR	12/20/11	1,198,769	31,876	—

						33,322	3,028

Nomura Securities:
Chinese Renminbi
(Yuan) (CNY)	Buy	1,930	CNY	2/19/13	303,525	—	1,975
Malaysian Ringgit (MYR)	Sell	605	MYR	12/20/11	190,106	—	1,779

						—	3,754

Standard Chartered Bank EM
Chinese Renminbi
(Yuan) (CNY)	Buy	2,310	CNY	9/28/12	363,371	620	—

State Street
South African Rand (ZAR)	Sell	1,560	ZAR	12/27/11	191,400	—	9,238

Total unrealized appreciation and depreciation						$459,705	$374,921

Futures Contracts as of November 30, 2011 are as follows:

		Number of	Expiration		Unrealized
Contract Description	Buy/Sell	Contracts	Date	Value	Appreciation
U.S. Long Bond	Sell	31	3/21/12	$4,382,625	$45,559
26 | OPPENHEIMER EMERGING MARKETS DEBT FUND

Written Options as of November 30, 2011 are as follows:

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)
Indonesia Rupiah (IDR)	Call	6,800,000,000	$8,650.000	1/27/12	$6,069	$(1,088)	$4,981
Indonesia Rupiah (IDR)	Call	3,400,000,000	8,650.000	1/27/12	2,995	(544)	2,451
Indonesia Rupiah (IDR)	Call	3,400,000,000	8,600.000	1/30/12	2,392	(442)	1,950
Indonesia Rupiah (IDR)	Put	7,900,000,000	10,020.000	1/27/12	6,741	(6,952)	(211)
Indonesia Rupiah (IDR)	Put	3,900,000,000	10,000.000	1/27/12	3,420	(3,510)	(90)
Indonesia Rupiah (IDR)	Put	3,900,000,000	9,950.000	1/30/12	2,822	(3,822)	(1,000)
Mexican Nuevo Peso (MXN)	Call	7,370,000	12.330	1/18/12	10,395	(1,020)	9,375
Mexican Nuevo Peso (MXN)	Call	7,355,000	12.315	1/18/12	6,570	(696)	5,874
Mexican Nuevo Peso (MXN)	Put	8,360,000	14.000	1/18/12	12,421	(11,158)	1,263
Mexican Nuevo Peso (MXN)	Put	8,360,000	14.000	1/18/12	10,020	(11,738)	(1,718)

					$63,845	$(40,970)	$22,875

Credit Default Swap Contracts as of November 30, 2011 are as follows:

			Pay/		Upfront
	Buy/Sell	Notional	Receive		Payment
Reference Entity/	Credit	Amount	Fixed	Termination	Received/		Unrealized
Swap Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	Depreciation
Federative Republic of Brazil:
Barclays Bank plc	Sell	$70	1%	3/20/16	$319	$(2,082)	$1,763
Credit Suisse International	Sell	85	1	6/20/16	582	(2,670)	2,088

	Total	155			901	(4,752)	3,851

Republic of Hungary:
Barclays Bank plc	Sell	50	1	3/20/16	4,209	(8,883)	4,674
Barclays Bank plc	Sell	63	1	6/20/16	5,081	(11,691)	6,610

	Total	113			9,290	(20,574)	11,284

United Mexican States:
Goldman Sachs International	Sell	90	1	6/20/16	352	(2,790)	2,438
HSBC Bank USA NA	Sell	20	1	3/20/16	21	(587)	566

	Total	110			373	(3,377)	3,004

			Grand Total Buys		—	—	—
			Grand Total Sells		10,564	(28,703)	18,139

			Total Credit Default Swaps		$10,564	$(28,703)	$18,139

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Total Maximum Potential
Type of Reference Asset	Payments for Selling		Reference
on which the Fund	Credit Protection	Amount	Asset Rating
Sold Protection	(Undiscounted)	Recoverable*	Range**
Investment Grade Sovereign Debt	$378,000	$—	BBB to BBB-

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
27 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Interest Rate Swap Contracts as of November 30, 2011 are as follows:

	Notional
Interest Rate/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value
BZDI:
Barclays Bank plc	1,400	BRR	BZDI	12.050%	1/2/17	$46,328
Barclays Bank plc	1,875	BRR	BZDI	12.040	1/4/17	61,629
Citibank NA	1,030	BRR	BZDI	11.540	1/2/14	18,946
Goldman Sachs International	710	BRR	BZDI	11.390	1/5/15	13,006
Goldman Sachs International	4,000	BRR	BZDI	10.970	1/2/17	37,588
Goldman Sachs International	920	BRR	BZDI	11.520	1/2/14	16,723
Goldman Sachs International	660	BRR	BZDI	11.420	1/3/14	11,282
Total	10,595	BRR				205,502
MXN TIIE BANXICO:
Bank of America NA	13,500	MXN	MXN TIIE BANXICO	5.170	11/14/14	892
Bank of America NA	9,900	MXN	MXN TIIE BANXICO	5.130	11/19/14	(287)
Barclays Bank plc	3,900	MXN	MXN TIIE BANXICO	5.150	11/20/14	36
Credit Suisse International	1,400	MXN	MXN TIIE BANXICO	7.010	7/24/31	(8,633)
Credit Suisse International	7,900	MXN	MXN TIIE BANXICO	5.120	11/19/14	(390)
Deutsche Bank AG	7,700	MXN	MXN TIIE BANXICO	5.120	11/19/14	(380)
Goldman Sachs International	1,100	MXN	MXN TIIE BANXICO	7.000	7/24/31	(6,868)
Goldman Sachs International	8,700	MXN	MXN TIIE BANXICO	5.000	11/14/14	(2,442)
Merrill Lynch Capital Services, Inc.	1,800	MXN	MXN TIIE BANXICO	6.990	7/24/31	(11,377)
Total	55,900	MXN				(29,449)
Six-Month PLZ WIBOR WIBO:
JPMorgan Chase Bank NA	1,170	PLZ	4.575	Six-Month PLZ WIBOR WIBO	8/23/16	5,109
JPMorgan Chase Bank NA	1,170	PLZ	4.590	Six-Month PLZ WIBOR WIBO	8/23/16	4,894
Total	2,340	PLZ				10,003
Three-Month ZAR JIBAR SAFEX:
Barclays Bank plc	3,880	ZAR	7.050	Three-Month ZAR JIBAR SAFEX	1/24/14	(13,144)
Barclays Bank plc	3,900	ZAR	7.040	Three-Month ZAR JIBAR SAFEX	1/21/14	(13,154)
Total where Fund pays a fixed rate	7,780	ZAR				(26,298)
Barclays Bank plc	1,400	ZAR	Three-Month ZAR JIBAR SAFEX	7.480	8/17/21	290
Barclays Bank plc	1,540	ZAR	Three-Month ZAR JIBAR SAFEX	8.310	1/21/21	11,924
Barclays Bank plc	1,540	ZAR	Three-Month ZAR JIBAR SAFEX	8.350	1/24/21	12,386
28 | OPPENHEIMER EMERGING MARKETS DEBT FUND

Interest Rate Swap Contracts Continued

	Notional
Interest Rate/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value
Three-Month ZAR JIBAR SAFEX: Continued
		Three-Month ZAR
Goldman Sachs International	1,400 ZAR	JIBAR SAFEX	7.480	8/17/21	$290
		Three-Month ZAR
HSBC Bank USA NA	1,400 ZAR	JIBAR SAFEX	7.470	8/17/21	290

Total where Fund pays a variable rate	7,280 ZAR				25,180

Total	15,060				(1,118)

			Total Interest Rate Swaps		$184,938

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR	Brazilian Real
MXN	Mexican Nuevo Peso
PLZ	Polish Zloty
ZAR	South African Rand

Abbreviations/Definitions are as follows:
BANIXCO	Banco de Mexico
BZDI	Brazil Interbank Deposit Rate
JIBAR	South Africa Johannesburg Interbank Agreed Rate
SAFEX	South African Futures Exchange
TIIE	Interbank Equilibrium Interest Rate
WIBOR WIBO	Poland Warsaw Interbank Offer Bid Rate
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of November 30, 2011 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)	Value
Bank of America NA	Interest Rate	23,400 MXN	$605
Barclays Bank plc:
	Credit Default Sell Protection	183	(22,656)
	Interest Rate	3,275 BRR	107,957
	Interest Rate	3,900 MXN	36
	Interest Rate	12,260 ZAR	(1,698)

			83,639

Citibank NA	Interest Rate	1,030 BRR	18,946
Credit Suisse International:
	Credit Default Sell Protection	85	(2,670)
	Interest Rate	9,300 MXN	(9,023)

			(11,693)

Deutsche Bank AG	Interest Rate	7,700 MXN	(380)
29 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Swap Summary Continued

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)	Value
Goldman Sachs International:
	Credit Default Sell Protection	90	$(2,790)
	Interest Rate	6,290 BRR	78,599
	Interest Rate	9,800 MXN	(9,310)
	Interest Rate	1,400 ZAR	290

			66,789

HSBC Bank USA NA:
	Credit Default Sell Protection	20	(587)
	Interest Rate	1,400 ZAR	290

			(297)
JPMorgan Chase Bank NA	Interest Rate	2,340 PLZ	10,003
Merrill Lynch Capital Services, Inc.	Interest Rate	1,800 MXN	(11,377)

		Total Swaps	$156,235

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currencies:
BRR	Brazilian Real
MXN	Mexican Nuevo Peso
PLZ	Polish Zloty
ZAR	South African Ran
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

November 30, 2011
Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $64,075,296)	$60,117,535
Affiliated companies (cost $227,492)	227,492

60,345,027
Cash	95,892
Unrealized appreciation on foreign currency exchange contracts	459,705
Appreciated swaps, at value (upfront payments $0)	241,613
Receivables and other assets:
Interest and dividends	1,414,531
Closed foreign currency contracts	186,889
Shares of beneficial interest sold	77,941
Investments sold	61,573
Futures margins	45,559
Due from Manager	4,712
Other	5,035

Total assets	62,938,477

Liabilities
Appreciated options written, at value (premiums received $40,842)	14,948
Depreciated options written, at value (premiums received $23,003)	26,022
Unrealized depreciation on foreign currency exchange contracts	374,921
Depreciated swaps, at value (upfront payments received $10,564)	85,378
Payables and other liabilities:
Closed foreign currency contracts	269,204
Investments purchased (including $64,303 purchased on a when-issued or delayed delivery basis)	245,289
Shares of beneficial interest redeemed	237,768
Dividends	111,209
Distribution and service plan fees	11,839
Shareholder communications	10,385
Transfer and shareholder servicing agent fees	6,333
Foreign capital gains tax	2,717
Trustees’ compensation	1,380
Futures margins	30
Other	26,946

Total liabilities	1,424,369

Net Assets	$61,514,108

31 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Composition of Net Assets
Par value of shares of beneficial interest	$6,242
Additional paid-in capital	65,521,306
Accumulated net investment income	230,385
Accumulated net realized loss on investments and foreign currency transactions	(537,808)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(3,706,017)

Net Assets	$61,514,108

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $45,971,240 and 4,665,330 shares of beneficial interest outstanding)	$9.85
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$10.34
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $9,650,965 and 978,966 shares of beneficial interest outstanding)	$9.86
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,378,662 and 139,887 shares of beneficial interest outstanding)	$9.86
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $4,513,241 and 458,069 shares of beneficial interest outstanding)	$9.85
See accompanying Notes to Financial Statements.
32 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended November 30, 2011
Investment Income
Interest (net of foreign withholding taxes of $2,246)	$2,054,787
Dividends from affiliated companies	1,918
Other income	12

Total investment income	2,056,717

Expenses
Management fees	231,794
Distribution and service plan fees:
Class A	22,637
Class C	44,719
Class N	2,522
Transfer and shareholder servicing agent fees:
Class A	32,622
Class C	13,089
Class N	968
Class Y	5,810
Shareholder communications:
Class A	13,239
Class C	7,078
Class N	229
Class Y	2,054
Legal, auditing and other professional fees	22,848
Custodian fees and expenses	13,362
Trustees’ compensation	4,386
Administration service fees	750
Other	5,608

Total expenses	423,715
Less waivers and reimbursements of expenses	(26,397)

Net expenses	397,318

Net Investment Income	1,659,399
33 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised)	$98,767
Closing and expiration of option contracts written	47,952
Closing and expiration of futures contracts	(819,769)
Foreign currency transactions	128,668
Swap contracts	443,749

Net realized loss	(100,633)

Net change in unrealized appreciation/depreciation on:
Investments (net of foreign capital gains tax of $2,717)	(416,981)
Translation of assets and liabilities denominated in foreign currencies	(5,513,647)
Futures contracts	123,653
Option contracts written	22,875
Swap contracts	167,179

Net change in unrealized appreciation/depreciation	(5,616,921)

Net Decrease in Net Assets Resulting from Operations	$(4,058,155)

See accompanying Notes to Financial Statements.
34 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Period
	November 30, 2011	Ended
	(Unaudited)	May 31, 2011[1]
Operations
Net investment income	$1,659,399	$1,980,241
Net realized loss	(100,633)	(149,830)
Net change in unrealized appreciation/depreciation	(5,616,921)	1,910,904

Net increase (decrease) in net assets resulting from operations	(4,058,155)	3,741,315

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(1,269,158)	(1,761,441)
Class C	(210,463)	(166,259)
Class N	(26,180)	(14,028)
Class Y	(149,795)	(46,030)

	(1,655,596)	(1,987,758)

Distributions from net realized gain:
Class A	—	(63,566)
Class C	—	(7,926)
Class N	—	(569)
Class Y	—	(1,451)

	—	(73,512)
Beneficial Interest Transactions

Net increase in net assets resulting from beneficial interest transactions:
Class A	6,241,891	42,223,068
Class C	3,245,126	7,190,505
Class N	945,988	523,354
Class Y	2,590,022	2,487,860

	13,023,027	52,424,787
Net Assets
Total increase	7,309,276	54,104,832
Beginning of period	54,204,832	100,000 [2]

End of period (including accumulated net investment income of $230,385 and $226,582, respectively)	$61,514,108	$54,204,832

1.	For the period from June 30, 2010 (commencement of operations) to May 31, 2011.

2.	Reflects the value of the Manager’s initial seed money invested on April 26, 2010.
See accompanying Notes to Financial Statements.
35 | OPPENHEIMER EMERGING MARKETS DEBT FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended	Period
	November 30, 2011	Ended
Class A	(Unaudited)	May 31, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$10.73	$10.00
Income (loss) from investment operations:
Net investment income[2]	.28	.52
Net realized and unrealized gain (loss)	(.88)	.75

Total from investment operations	(.60)	1.27

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.52)
Distributions from net realized gain	—	(.02)

Total dividends and/or distributions to shareholders	(.28)	(.54)

Net asset value, end of period	$9.85	$10.73

Total Return, at Net Asset Value[3]	(5.65)%	12.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,971	$43,912
Average net assets (in thousands)	$46,497	$35,869
Ratios to average net assets:[4]
Net investment income	5.48%	5.31%
Total expenses[5]	1.20%	1.26%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.20%	1.24%
Portfolio turnover rate	36%	80%

1.	For the period from June 30, 2010 (commencement of operations) to May 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended November 30, 2011	1.20%
Period Ended May 31, 2011	1.26%
See accompanying Notes to Financial Statements.
36 | OPPENHEIMER EMERGING MARKETS DEBT FUND

	Six Months
	Ended	Period
	November 30, 2011	Ended
Class C	(Unaudited)	May 31, 2011[1]
Per Share Operating Data

Net asset value, beginning of period	$10.73	$10.00
Income (loss) from investment operations:
Net investment income[2]	.24	.44
Net realized and unrealized gain (loss)	(.87)	.75

Total from investment operations	(.63)	1.19
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.24)	(.44)
Distributions from net realized gain	—	(.02)

Total dividends and/or distributions to shareholders	(.24)	(.46)

Net asset value, end of period	$9.86	$10.73

Total Return, at Net Asset Value[3]	(5.91)%	12.05%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,651	$7,241
Average net assets (in thousands)	$8,933	$3,962
Ratios to average net assets:[4]
Net investment income	4.71%	4.56%
Total expenses[5]	2.36%	2.46%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.97%	2.00%
Portfolio turnover rate	36%	80%

1.	For the period from June 30, 2010 (commencement of operations) to May 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended November 30, 2011	2.36%
Period Ended May 31, 2011	2.46%
See accompanying Notes to Financial Statements.
37 | OPPENHEIMER EMERGING MARKETS DEBT FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended	Period
	November 30, 2011	Ended
Class N	(Unaudited)	May 31, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$10.73	$10.00
Income (loss) from investment operations:
Net investment income[2]	.26	.49
Net realized and unrealized gain (loss)	(.86)	.75

Total from investment operations	(.60)	1.24

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.27)	(.49)
Distributions from net realized gain	—	(.02)

Total dividends and/or distributions to shareholders	(.27)	(.51)

Net asset value, end of period	$9.86	$10.73

Total Return, at Net Asset Value[3]	(5.68)%	12.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,379	$538
Average net assets (in thousands)	$1,014	$300
Ratios to average net assets:[4]
Net investment income	5.16%	5.06%
Total expenses[5]	1.64%	2.07%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.50%	1.50%
Portfolio turnover rate	36%	80%

1.	For the period from June 30, 2010 (commencement of operations) to May 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended November 30, 2011	1.64%
Period Ended May 31, 2011	2.07%
See accompanying Notes to Financial Statements.
38 | OPPENHEIMER EMERGING MARKETS DEBT FUND

	Six Months
	Ended	Period
	November 30, 2011	Ended
Class Y	(Unaudited)	May 31, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$10.73	$10.00
Income (loss) from investment operations:
Net investment income[2]	.29	.55
Net realized and unrealized gain (loss)	(.87)	.74

Total from investment operations	(.58)	1.29

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.30)	(.54)
Distributions from net realized gain	—	(.02)

Total dividends and/or distributions to shareholders	(.30)	(.56)

Net asset value, end of period	$9.85	$10.73

Total Return, at Net Asset Value[3]	(5.49)%	13.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,513	$2,514
Average net assets (in thousands)	$5,240	$883
Ratios to average net assets:[4]
Net investment income	5.72%	5.66%
Total expenses[5]	1.20%	1.33%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.93%	0.95%
Portfolio turnover rate	36%	80%

1.	For the period from June 30, 2010 (commencement of operations) to May 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended November 30, 2011	1.20%
Period Ended May 31, 2011	1.33%
See accompanying Notes to Financial Statements.
39 | OPPENHEIMER EMERGING MARKETS DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Emerging Markets Debt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). As of November 30, 2011, approximately 33% of the shares of the Fund were owned by the Manager, other funds advised or sub-advised by the Manager or an affiliate of the Manager.
     The Fund offers Class A, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s
40 | OPPENHEIMER EMERGING MARKETS DEBT FUND

closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
     Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market
41 | OPPENHEIMER EMERGING MARKETS DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of November 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions
Purchased securities	$64,303
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire
42 | OPPENHEIMER EMERGING MARKETS DEBT FUND

securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of November 30, 2011 is as follows:

Cost	$7,050
Market Value	$7,725
Market Value as a % of Net Assets	0.01%
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
43 | OPPENHEIMER EMERGING MARKETS DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended May 31, 2011, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of May 31, 2011, the Fund had post-October losses of $514,305 which have no expiration date.
     As of November 30, 2011, the Fund generated additional estimated capital losses of $100,633 which will be carried forward to future years if not offset by gains in the remaining six months of the Fund’s fiscal year. When increased by capital loss carryforwards in existence at May 31, 2011, the Fund had estimated capital loss carryforwards of $614,938 which will not expire. During the six months ended November 30, 2011, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$64,302,788
Federal tax cost of other investments	(4,502,593)

Total federal tax cost	$59,800,195

Gross unrealized appreciation	$912,567
Gross unrealized depreciation	(4,637,812)

Net unrealized depreciation	$(3,725,245)

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting
44 | OPPENHEIMER EMERGING MARKETS DEBT FUND

the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
45 | OPPENHEIMER EMERGING MARKETS DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended November 30, 2011		Period Ended May 31, 2011[1,2]
	Shares	Amount	Shares	Amount
Class A
Sold	1,459,874	$15,258,485	4,989,079	$51,737,879
Dividends and/or distributions reinvested	62,344	641,204	63,550	671,632
Redeemed	(949,687)	(9,657,798)	(966,830)	(10,186,443)

Net increase	572,531	$6,241,891	4,085,799	$42,223,068

Class C
Sold	479,794	$5,044,311	797,747	$8,495,690
Dividends and/or distributions reinvested	19,222	197,299	14,627	154,951
Redeemed	(194,546)	(1,996,484)	(138,878)	(1,460,136)

Net increase	304,470	$3,245,126	673,496	$7,190,505

Class N
Sold	91,205	$961,483	74,608	$788,847
Dividends and/or distributions reinvested	2,348	23,906	1,035	10,980
Redeemed	(3,816)	(39,401)	(26,493)	(276,473)

Net increase	89,737	$945,988	49,150	$523,354

46 | OPPENHEIMER EMERGING MARKETS DEBT FUND

	Six Months Ended November 30, 2011		Period Ended May 31, 2011[1,2]
	Shares	Amount	Shares	Amount
Class Y
Sold	612,257	$6,458,024	260,449	$2,772,717
Dividends and/or distributions reinvested	9,818	100,482	4,329	45,915
Redeemed	(398,341)	(3,968,484)	(31,443)	(330,772)

Net increase	223,734	$2,590,022	233,335	$2,487,860

1.	For the period from June 30, 2010 (commencement of operations) to May 31, 2011.

2.	The Fund sold 7,000 shares of Class A at a value of $70,000 and 1,000 shares each of Class C, Class N and Class Y at a value of $10,000, respectively, to the Manager upon seeding of the Fund on April 26, 2010. These amounts are not reflected in the table above.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended November 30, 2011, were as follows:

	Purchases	Sales
Investment securities	$26,288,521	$15,319,122
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $500 million	0.75%
Next $500 million	0.70
Next $4 billion	0.65
Over $5 billion	0.60
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended November 30, 2011, the Fund paid $50,198 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
47 | OPPENHEIMER EMERGING MARKETS DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4.	Fees and Other Transactions with Affiliates Continued
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2011 were as follows:

Class C	$85,311
Class N	7,633
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class C	Class N
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor
November 30, 2011	$15,274	$1,423	$1,645	$—
48 | OPPENHEIMER EMERGING MARKETS DEBT FUND

Waivers and Reimbursements of Expenses. The Manager has agreed to voluntarily waive a portion of its management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” will not exceed 1.25% of average annual net assets for Class A shares, 2.00% for Class C shares, 1.50% for Class N shares and 0.95% for Class Y shares. During the six months ended November 30, 2011, the Manager reimbursed the Fund $15,762, $670 and $6,338 for Class C, Class N and Class Y shares, respectively.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended November 30, 2011, the Manager waived fees and/or reimbursed the Fund $1,291 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended November 30, 2011, OFS waived transfer and shareholder servicing agent fees as follows:

Class C	$1,574
Class Y	762
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
49 | OPPENHEIMER EMERGING MARKETS DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.
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Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of November 30, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $930,789, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $415,125 as of November 30, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
     As of November 30, 2011 the Fund has required certain counterparties to post collateral of $606,217.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
     As of November 30, 2011, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $246,690 for which collateral was not posted by the Fund. If a contingent feature would have been triggered as of November 30, 2011, the Fund could have been required to pay this amount in cash to its counterparties.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Valuations of derivative instruments as of November 30, 2011 are as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets			Statement of Assets
Derivatives Not Accounted	and Liabilities			and Liabilities
for as Hedging Instruments	Location	Value		Location	Value

Credit contracts				Depreciated swaps, at value	$28,703
Interest rate contracts	Appreciated swaps, at value	$241,613		Depreciated swaps, at value	56,675
Interest rate contracts	Futures margins Unrealized appreciation on foreign currency	45,559	*	Futures margins Unrealized depreciation on foreign currency	30*
Foreign exchange contracts	exchange contracts	459,705		exchange contracts	374,921
				Appreciated options written, at value	14,948
Foreign exchange contracts
				Depreciated options written, at value	26,022
Foreign exchange contracts
Foreign exchange contracts	Investments, at value	42,582	**

Total		$789,459			$501,299

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

**	Amounts relate to purchased options.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
	Investments
	from
	unaffiliated	Closing
	companies	and	Closing
	(including	expiration	and
Derivatives Not	premiums	of option	expiration	Foreign
Accounted for as	on options	contracts	of futures	currency	Swap
Hedging Instruments	exercised)*	written	contracts	transactions	contracts	Total

Credit contracts	$—	$—	$—	$—	$17,111	$17,111
Foreign exchange contracts	(78,356)	47,952	—	566,444	—	536,040
Interest rate contracts	—	—	(819,769)	—	426,638	(393,131)

Total	$(78,356)	$47,952	$(819,769)	$566,444	$443,749	$160,020

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
				Translation of
				assets and
				liabilities
Derivatives Not		Option		denominated
Accounted for as		contracts	Futures	in foreign	Swap
Hedging Instruments	Investments*	written	contracts	currencies	contracts	Total

Credit contracts	$—	$—	$—	$—	$(38,085)	$(38,085)
Foreign exchange contracts	(15,225)	22,875	—	(15,432)	—	(7,782)
Interest rate contracts	—	—	123,653	—	205,264	328,917

Total	$(15,225)	$22,875	$123,653	$(15,432)	$167,179	$283,050

*	Includes purchased option contracts and purchased swaption contracts, if any.
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Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.
     During the six months ended November 30, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $28,174,989 and $28,681,655, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
53 | OPPENHEIMER EMERGING MARKETS DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued

Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     During the six months ended November 30, 2011, the Fund had an ending monthly average market value of $1,567,353 and $12,470,315 on futures contracts purchased and sold, respectively.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Option Activity
The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
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     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     During the six months ended November 30, 2011, the Fund had an ending monthly average market value of $9,821 and $46,514 on purchased call options and purchased put options, respectively.
     Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     During the six months ended November 30, 2011, the Fund had an ending monthly average market value of $11,093 and $34,672 on written call options and written put options, respectively.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
55 | OPPENHEIMER EMERGING MARKETS DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Written option activity for the six months ended November 30, 2011 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of May 31, 2011	—	$—	—	$—
Options written	13,661,390,000	72,615	15,720,690,000	50,665
Options closed or expired	(46,665,000)	(44,194)	(3,300,000)	(11,891)
Options exercised	—	—	(670,000)	(3,350)

Options outstanding as of November 30, 2011	13,614,725,000	$28,421	15,716,720,000	$35,424

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer
56 | OPPENHEIMER EMERGING MARKETS DEBT FUND

credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.
     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.
     For the six months ended November 30, 2011, the Fund had ending monthly average notional amounts of $875,000 and $746,143 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
     Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
57 | OPPENHEIMER EMERGING MARKETS DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.
     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.
     For the six months ended November 30, 2011, the Fund had ending monthly average notional amounts of $2,192,277 and $19,933,535 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
6. Restricted Securities
As of November 30, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain putative class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. On September 30, 2011, the court entered orders and final judgments approving the settlements as fair, reasonable and adequate. Those
58 | OPPENHEIMER EMERGING MARKETS DEBT FUND

orders are not subject to further appeal. These settlements do not resolve other outstanding lawsuits relating to Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund, nor do the settlements affect certain other putative class action lawsuits pending in federal court against the Manager, the Distributor, and other Defendant Funds and their independent trustees.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust challenging a settlement reached in 2010 between the Manager, its subsidiary and the Distributor and the board of the New Mexico section 529 college savings plan. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. On September 9, 2011, the court denied plaintiffs’ request for a hearing to determine the fairness of the settlement, finding that plaintiffs lacked standing to pursue derivative claims on behalf of the Trust. On October 27, 2011, the parties to these actions filed a joint motion to dismiss the lawsuits with prejudice, which the court granted on October 28, 2011.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
59 | OPPENHEIMER EMERGING MARKETS DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
60 | OPPENHEIMER EMERGING MARKETS DEBT FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
61 | OPPENHEIMER EMERGING MARKETS DEBT FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Sara Zervos, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load emerging markets debt funds. The Board considered that the Fund outperformed its performance universe median during the period since the Fund’s inception.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load emerging markets debt funds with comparable asset levels and distribution features. The Board considered that the Fund’s total expenses were equal to its expense group median, although its actual management fees were higher than its expense group median. The Board also considered that the Manager has agreed to voluntarily limit the total annual operating expenses for all classes of shares of the Fund so that total expenses, as percentage of average daily net assets, will not exceed the following annual rates: 1.25% for Class A Shares; 2.00% for Class C Shares; 1.50% for Class N Shares; and 0.95% for
62 | OPPENHEIMER EMERGING MARKETS DEBT FUND

Class Y Shares. This waiver and/or reimbursement may not be amended or withdrawn until one year after the date of the prospectus.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits that may be realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager may receive as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, approved the Agreement through August 31, 2012. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
63 | OPPENHEIMER EMERGING MARKETS DEBT FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
64 | OPPENHEIMER EMERGING MARKETS DEBT FUND

OPPENHEIMER EMERGING MARKETS DEBT FUND

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
George C. Bowen, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
Richard F. Grabish, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Sara J. Zervos, Ph.D., Vice President
Arthur S. Gabinet, Secretary
Christina M. Nasta, Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OppenheimerFunds Services
Servicing Agent

Independent	KPMG LLP
Registered Public
Accounting Firm

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the
Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
65 | OPPENHEIMER EMERGING MARKETS DEBT FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
66 | OPPENHEIMER EMERGING MARKETS DEBT FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217—5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.525.7048.
67 | OPPENHEIMER EMERGING MARKETS DEBT FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Emerging Markets Debt Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 1/10/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 1/10/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 1/10/2012